Fair Value Measurements (Details) - Schedule of sets forth a summary of the changes in the fair value of the Company’s Level 3 financial liabilities - Jasper Therapeutics, Inc. [Member] - USD ($)
$ in Thousands
	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Derivative tranche liability
Fair value as of January 1	$ 6,211	$ 4,053
Fair value as of December 31		8,158	$ 6,211	4,053
Initial fair value of derivative instrument				4,309
Change in fair value included in other income (expense), net	3,501	10,875	2,158	(256)
Settlement of obligation	$ (11,659)	$ (6,770)